Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Note P: Supplemental Cash Flow Information

The components of the change in other assets and liabilities, net, are as follows:

years ended December 31

(add 000)	2017	2016	2015
Other current and noncurrent assets	$(19,424)	$9,171	$(3,631)
Accrued salaries, benefits and payroll taxes	136	16,942	(4,854)
Accrued insurance and other taxes	4,866	(2,688)	4,425
Accrued income taxes	(11,044)	(12,523)	(4,364)
Accrued pension, postretirement and postemployment benefits	1,980	(15,955)	(18,153)
Other current and noncurrent liabilities	38,105	(6,053)	(3,014)
Change in other assets and liabilities, net	$14,619	$(11,106)	$(29,591)

Noncash investing and financing activities are as follows:

years ended December 31

(add 000)	2017	2016	2015
Accrued liabilities for purchases of property, plant and equipment	$61,644	$38,566	$22,285
Acquisition of assets through capital lease	$811	$1,399	$1,445
Acquisition of assets through asset exchange	$2,476	$-	$5,000
Sale of asset to settle liability	$900	$-	$-

Supplemental disclosures of cash flow information are as follows:

years ended December 31

(add 000)	2017	2016	2015
Cash paid for interest	$78,902	$73,664	$71,011
Cash paid for income taxes	$155,771	$124,342	$46,774